Shareholder Report, Average Annual Return (Details) 193887_Innovator U.S. Equity Accelerated Plus ETF - October_TF_TSR Annual {TF}	12 Months Ended	49 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Accelerated Plus ETF® - October
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated Plus ETF - October NAV
Average Annual Return, Percent	15.45%	8.07%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	13.66%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	11.99%